FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2024
Condensed Financial Information Disclosure [Abstract]
FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 21— FINANCIAL INFORMATION OF THE PARENT COMPANY

Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X require the financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the statements of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been or omitted.

The Company did not pay any dividend for the periods presented. As of September 30, 2024 and 2023, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY BALANCE SHEETS

	September 30, 2024	September 30, 2023

ASSETS
CURRENT ASSETS
Cash	$414	$867
Acquisition deposit	-	1,000,000
Due from subsidiaries	10,625,991	10,998,557
Prepaid expenses and other current assets	5,474,580	(22,920)
TOTAL CURRENT ASSETS	16,100,985	11,976,504

NON-CURRENT ASSETS
Investment in subsidiaries	27,805,706	23,508,148

TOTAL ASSETS	$43,906,691	$35,484,652

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, ($0.001 par value, 270,000,000 shares authorized, 3,970,557 and 1,173,867 shares issued and outstanding as of September 30, 2024 and 2023, respectively; $0.001 par value, 30,000,000 preferred shares authorized, no shares were issued and outstanding as of September 30, 2024 and 2023)	$3,970	$1,174
Additional paid-in capital	25,005,100	18,088,056
Retained earnings	21,475,039	21,076,867
Accumulated other comprehensive income (loss)	(2,577,418)	(3,681,445)
Total Bon Natural Life Limited shareholders’ equity	43,906,691	35,484,652

Total liabilities and Bon Natural Life Limited shareholders’ equity	$43,906,691	$35,484,652

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended September 30,
	2024	2023	2022
General and administrative expenses	$(1,672,772)	$(846,930)	$(972,215)
Interest income	-	2	13
Equity in earnings of subsidiaries and VIEs	2,070,944	5,442,910	7,209,698

NET INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	398,172	4,595,982	6,237,488
Foreign currency translation adjustment	1,104,027	(1,050,274)	(2,833,392)
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$1,502,199	$3,545,708	$3,404,096

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended September 30,
	2024	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$398,172	$4,595,982	$6,237,488
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIEs	(2,070,944)	(5,442,910)	(7,209,698)
Amortization of stock-based compensation	848,445	131,092	170,883
Issuance of ordinary shares for services	471,395	218,304	-
Allowance for doubtful accounts	1,000,000	-	-
Changes in operating assets and liabilities:
Payables due to subsidiaries	(750,021)	(1,596,032)	597,475
Prepaid expenses and other current assets	(5,497,500)	65,669	(40,148)
Net cash used in operating activities	(5,600,453)	(2,027,895)	(244,000)

CASH FLOWS FROM INVESTING ACTIVITIES:
Payment of acquisition deposit	-	-	-
Net cash used in investing activities	-	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares	5,600,000	2,027,544	-
Proceeds from exercise of stock options	-	-	140
Cash lent to subsidiaries and VIE	-	-	-
Net cash provided by financing activities	5,600,000	2,027,544	140

CHANGES IN CASH	(453)	(354)	(243,860)

CASH beginning of year	867	1,221	245,081

CASH, end of year	$414	$867	$1,221